Other Charges, Net of Recoveries - Schedule of Charges, Net of Recoveries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Restructuring charges, net of recoveries	$ 8.4	$ 10.5	$ 25.8
Business transition costs (recoveries)	(2.1)	1.2	0.0
Credit Facility-related charges	0.0	3.0	0.0
Acquisition Costs (Recoveries) and Other	0.4	(4.4)	(2.3)
Other charges, net of recoveries	$ 6.7	$ 10.3	$ 23.5